Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2020 and 2019 are comprised of the following:

	As of December 31,
	2020	2019
Deferred tax assets:
Net-operating loss carryforward (federal & state)	$2,166,158	$1,558,626
Other	-	-

Total Deferred Tax Assets	2,166,158	1,558,626
Valuation allowance	(2,166,158)	(1,558,626)
Deferred Tax Asset, Net of Allowance	$-	$-

Schedule of Income Tax Rate

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the years ended December 31,
	2020	2019
Statutory Federal Income Tax Rate	(21.0)%	(21.0)%
State Taxes, Net of Federal Tax Benefit	(6.3)%	(6.3)%
Federal tax rate change	0.0%	0.0
Other	27.3%	27.3
Change in Valuation Allowance	(0.0)%	(0.0)%

Income Taxes Provision (Benefit)	-%	-%